Current and Deferred Income Taxes (Tables)	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of components of future tax assets and deferred tax liabilities

	June 30, 2018 $	June 30, 2017 $

Deferred tax assets:
Non-capital losses carried forward	9,416,047	7,340,286
Capital losses carried forward	17,925	17,925
Financing costs	5,512	5,512
Scientific research and development	396,758	350,435
Scientific research and development - ITC	354,411	319,528
	10,190,653	8,033,686
Deferred tax liabilities:
Scientific research and development – ITC	(61,230)	(53,841)
	10,129,423	7,979,845
Valuation allowance	(10,129,423)	(7,979,845)

Net future tax assets	-	-

Schedule of difference between income tax rate and statutory income tax rate

	June 30, 2018 $	June 30, 2017 $

Tax recovery at statutory income tax rates	(3,063,036)	(2,747,800)
Permanent differences	290,722	(15,342)
Effect of rate differentials between jurisdictions	76,364	464,938
Impact of changes in income tax rates	138,516	-
Scientific research and development – ITC	(354,411)	-
Other	75,422	(62,962)
Change in valuation allowance	2,836,423	2,361,166

	-	-